Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 21, 2013
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 18, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 21, 2013
Prospectus Date	rr_ProspectusDate	Oct. 21, 2013
MainStay Emerging Markets Opportunities Fund (Prospectus Summary) | MainStay Emerging Markets Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOVX
MainStay Emerging Markets Opportunities Fund (Prospectus Summary) | MainStay Emerging Markets Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOAX
MainStay Emerging Markets Opportunities Fund (Prospectus Summary) | MainStay Emerging Markets Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOCX
MainStay Emerging Markets Opportunities Fund (Prospectus Summary) | MainStay Emerging Markets Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEOIX